Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net Income	$ 785	$ 2,046	$ 4,913
Other Comprehensive Income/(Loss), Net of Income Taxes
Foreign currency translation gains and losses on net investment in foreign operations	1,494	(108)	(609)
Change in fair value of net investment hedges	(36)	(2)	36
Change in fair value of cash flow hedges	(39)	(10)	(583)
Reclassification to net income of gains and losses on cash flow hedges	42	55	489
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	63	158	12
Reclassification to net income of actuarial gains and losses on pension and other post-retirement benefit plans	6	14	17
Other comprehensive income/(loss) on equity investments	867	535	(280)
Other comprehensive income/(loss) (Note 26)	2,397	642	(918)
Comprehensive Income	3,182	2,688	3,995
Comprehensive income attributable to non-controlling interests	45	81	259
Comprehensive Income Attributable to Controlling Interests	3,137	2,607	3,736
Preferred share dividends	107	140	159
Comprehensive Income Attributable to Common Shares	$ 3,030	$ 2,467	$ 3,577